SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTY (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts payable - related party		$ 356,191	$ 347,156
Accrued expenses - related party	$ 3,202,496	3,082,363	2,995,452
Accrued interest - related party	2,473,480	2,276,454	1,901,952
Total accounts payable and accrued expenses - related party	6,043,760	5,715,008	5,244,560
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable - related party	$ 367,784	$ 356,191	$ 347,156